Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Warranty Reserve Activity (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Beginning balance		$ 8,000	$ 8,000	$ 8,000	$ 8,000
Additions
Deductions			8,000
Ending balance		$ 8,000		$ 8,000	$ 8,000